Income taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes	Income taxes
10.1Income tax recognized through profit or loss
The Group has presence in different countries and is therefore subject to different income and expense items that are non-taxable and/or are taxed at different rates in those tax jurisdictions, based on the pre-tax income of each subsidiary.
The following table provides a reconciliation between income tax expense recognized for the period and the tax calculated by applying the applicable tax rates on accounting loss.The income tax expense of USD 64 thousand relates to current income taxes.

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Loss before income taxes	(86,945)	(59,943)	(23,481)
Income tax calculated at 13.04%	11,338	7,817	3,062
Unrecognized deferred tax assets during the year	(10,053)	(7,743)	(2,644)
Effect of expenses not deductible	(2,229)	(74)	(592)
Effect of income not taxable	1,008	—	—
Other	—	—	(174)
Total income tax expense recognized in profit or loss	64	—	—
The applicable tax rate of the Group is 13.04% and was determined using the domestic tax rate of the Company, which is the statutory tax rate in Basel, Canton of Basel-Stadt, Switzerland.
10.2Income tax recognized in other comprehensive loss or equity
No income tax was recognized in relation to the items recognized through other comprehensive loss or equity.
10.3Deferred tax balances
The balance comprises temporary differences attributable to the following:

	As of December 31,
In thousands of USD	2021	2020	2019
Deferred tax assets:
Tax loss carryforwards	7	2,986	2,782
Total deferred tax assets	7	2,986	2,782
Deferred tax liabilities:
Other	(7)	(254)	(103)
Intangible asset GlyPharma	—	(2,732)	(2,679)
Total deferred tax liabilities	(7)	(2,986)	(2,782)
Net deferred taxes assets	—	—	—
The Group has not recognized deductible temporary differences and the tax loss carryforward because the criteria for recognition (i.e. the probability of future taxable profits) were not met. The gross value of unused tax losses will expire as follows:

	As of December 31,
In thousands of USD	2021	2020	2019
Within one year	—	—	—
Later than one year and not later than five years	(18,664)	—	—
More than five years	(120,483)	(40,300)	(19,410)
Unlimited	(14,844)	(19,079)	(1,455)
Total	(153,991)	(59,379)	(20,865)

Pre-tax losses were predominantly incurred in Switzerland.
Unrecognized tax-deductible temporary differences amount to USD 10,919 thousand (2020: USD 3,557 thousand) (2019: USD 1,983 thousand).